Feb. 26, 2026
Invesco International Value Fund | Invesco International Value Fund
Investment Objective(s)
The Fund's investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	Investor	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	Investor	R6
Management Fees[2]	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	0.14	None

Other Expenses	0.27	0.27	0.27	0.27	0.27	0.13 [3]

Total Annual Fund Operating Expenses	1.36	2.11	1.61	1.11	1.25	0.97

Fee Waiver and/or Expense Reimbursement[4]	0.25	0.25	0.25	0.25	0.25	0.11

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.11	1.86	1.36	0.86	1.00	0.86

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Management Fees” have been restated to reflect current fees.
3	“Other Expenses” have been restated to reflect current fees.
4
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class Investor and Class R6 shares to 1.11%, 1.86%, 1.36%, 0.86%, 1.11% and 0.86%, of the Fund's average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on August 31, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$657	$934	$1,231	$2,075

Class C	$289	$637	$1,111	$2,230

Class R	$138	$484	$853	$1,890

Class Y	$88	$328	$587	$1,329

Investor Class	$102	$372	$662	$1,489

Class R6	$88	$298	$526	$1,180

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$657	$934	$1,231	$2,075

Class C	$189	$637	$1,111	$2,230

Class R	$138	$484	$853	$1,890

Class Y	$88	$328	$587	$1,329

Investor Class	$102	$372	$662	$1,489

Class R6	$88	$298	$526	$1,180

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 120% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment objective by investing in equity securities of companies throughout the world, including the United States, that the portfolio managers consider to be undervalued. The Fund may invest up to 100% of its assets in securities of foreign issuers. Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries outside of the U.S. Under normal circumstances, the Fund will invest a percentage of its net assets in investments that are economically tied to countries other than the U.S. in an amount equal to at least the lesser of (a) 40%, unless market conditions are not deemed favorable, in which case, at least 30%, or (b) the percentage of foreign issuers represented in the MSCI ACWI Index minus 10%. The Fund may invest in emerging markets (i.e., those that are generally in the early stages of their industrial cycles) as well as in developed markets throughout the world. From time to time the Fund may place greater emphasis on investing in one or more particular regions such as Europe or Asia.
The Fund invests primarily in equity securities and depositary receipts. The principal type of equity security in which the Fund invests is common stock.
The Fund invests primarily in the securities of large-capitalization issuers, however the Fund may also invest in the securities of small- and mid-capitalization issuers.
The Fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts.
The Fund can use forward foreign currency contracts to seek to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use futures contracts to gain exposure to the broad market in connection with managing cash balances or to seek to hedge against downside risk.
The Fund emphasizes a value style of investing. The portfolio managers’ strategy primarily focuses on identifying and investing in equity securities of issuers that are trading at an appreciable discount to their estimated intrinsic values. The portfolio managers seek to take advantage of short-term dislocations in the market, particularly when change is mispriced, by taking a long-term approach and investing in high-quality companies that they believe offer the potential to generate superior total returns through price appreciation and income. The portfolio management team defines high-quality companies as those which have demonstrated higher returns on capital employed than peers over time. In order to ensure that these companies remain durably high-quality, the team assesses a company’s strategic direction, particularly how executive management teams and boards plan to develop their companies and generate value for all stakeholders.
In selecting investments for the Fund, the portfolio managers look for companies that they believe (i) possess sustainable competitive advantages; (ii) have high relative market shares; (iii) have financial strength relative to peers; and (iv) have proven management teams that are strong capital allocators and efficient operators. The portfolio managers utilize a fundamental, bottom-up approach to stock selection and seek to derive the estimates of the intrinsic values of companies on an individual basis.
The Fund’s portfolio managers will consider selling a security under the following conditions: (1) the original investment thesis for the company is no longer valid; (2) loss of confidence in management; (3) the security is trading at or near the portfolio managers’ estimate of its intrinsic value, or (4) a more compelling investment opportunity is identified.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. For periods prior to August 22, 2025, performance shown is that of the Fund using its previous investment strategy. Therefore, the past performance shown for periods prior to August 22, 2025 may have differed had the Fund’s current investment strategy been in effect. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Annual Total Returns

Class A	Period Ended	Returns
Best Quarter	December 31, 2022	20.10%
Worst Quarter	March 31, 2020	-26.95%

Average Annual Total Returns (for the periods ended December 31, 2025)
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	11/3/1997	16.96%	4.42%	4.46%
Return After Taxes on Distributions		12.76	2.27	3.24
Return After Taxes on Distributions and Sale of Fund Shares		12.76	3.17	3.43

Class C	11/3/1997	21.84	4.82	4.42

Class R	6/3/2002	23.42	5.34	4.79

Class Y	10/3/2008	24.06	5.87	5.32

Investor Class	9/30/2003	23.88	5.70	5.13

Class R6	4/4/2017	24.15	6.00	5.39 [1]

MSCI ACWI ex USA® Value Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		39.50	11.87	8.74

MSCI Europe Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) [2]		35.41	10.30	8.52

MSCI ACWI ex USA® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) [2]		32.39	7.91	8.41

1
Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
2
Effective August 22, 2025, the Fund changed its broad-based securities market benchmark from the MSCI Europe Index (Net) to the MSCI ACWI ex USA® Index (Net) to better align with the Fund's current strategy and international exposure.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.